Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) - 1 months ended Jan. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
Payables and Accruals [Abstract]
Initial reimbursement payment received		$ 935	¥ 6,297
Initial reimbursement payment, arrangement period	5 years
Initial reimbursement payment, recorded in other income	¥ 315